Goodwill (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Gross amount of goodwill
Balance at beginning of period	SFr 8,495	SFr 8,554
Goodwill acquired during the period	122	131
Foreign currency translation impact	(50)	(75)
Other		(43)
Balance at end of period	8,567	8,567
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,676	4,676	SFr 4,604	SFr 4,663
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	602	607
Goodwill acquired during the period	0	0
Foreign currency translation impact	(4)	(7)
Other		(2)
Balance at end of period	598	598
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	598	598
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,462	1,494
Goodwill acquired during the period	0	9
Foreign currency translation impact	(19)	(30)
Other		(30)
Balance at end of period	1,443	1,443
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,443	1,443
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,231	2,248
Goodwill acquired during the period	122	122
Foreign currency translation impact	(15)	(21)
Other		(11)
Balance at end of period	2,338	2,338
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772
Net book value
Net book value	SFr 1,566	SFr 1,566
Percentage by which goodwill fair value exceeds carrying value	6.00%	6.00%
Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period	SFr 3,174	SFr 3,176
Goodwill acquired during the period	0	0
Foreign currency translation impact	(5)	(7)
Other		0
Balance at end of period	3,169	3,169
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	SFr 450	SFr 450
Percentage by which goodwill fair value exceeds carrying value	11.00%	11.00%
Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	SFr 1,014	SFr 1,017
Goodwill acquired during the period	0	0
Foreign currency translation impact	(7)	(10)
Other		0
Balance at end of period	1,007	1,007
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388
Net book value
Net book value	SFr 619	SFr 619
Percentage by which goodwill fair value exceeds carrying value	13.00%	13.00%
Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at end of period	SFr 12	SFr 12
Bank
Gross amount of goodwill
Balance at beginning of period		7,851
Goodwill acquired during the period		131
Foreign currency translation impact		(69)
Other		(43)
Balance at end of period	7,870	7,870
Accumulated impairment
Balance at beginning of period		3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	3,979	3,979		SFr 3,960
Bank | Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period		589
Goodwill acquired during the period		0
Foreign currency translation impact		(7)
Other		(2)
Balance at end of period	580	580
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	580	580
Bank | Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period		1,481
Goodwill acquired during the period		9
Foreign currency translation impact		(30)
Other		(30)
Balance at end of period	1,430	1,430
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	1,430	1,430
Bank | Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period		2,025
Goodwill acquired during the period		122
Foreign currency translation impact		(20)
Other		(11)
Balance at end of period	2,116	2,116
Accumulated impairment
Balance at beginning of period		772
Balance at end of period	772	772
Net book value
Net book value	1,344	1,344
Bank | Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period		2,836
Goodwill acquired during the period		0
Foreign currency translation impact		(3)
Other		0
Balance at end of period	2,833	2,833
Accumulated impairment
Balance at beginning of period		2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	114	114
Bank | Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period		908
Goodwill acquired during the period		0
Foreign currency translation impact		(9)
Other		0
Balance at end of period	899	899
Accumulated impairment
Balance at beginning of period		388
Balance at end of period	388	388
Net book value
Net book value	511	511
Bank | Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at end of period	SFr 12	SFr 12